Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Beginning balance	$ 3.7		$ 0.8		$ 0.8		$ 3.9		$ 8.1
Accruals	24.3		9.2		10.8		2.8		12.4
Severance payments	(5.4)		(3.7)		(7.9)		(5.9)		(16.6)
Ending Balance	$ 22.6	[1]	$ 6.3	[1]	$ 3.7	[2]	$ 0.8	[2]	$ 3.9	[2]

[1]	As of December 31, 2023, the remaining severance liability of approximately $22.6 million is expected to be paid in the next 12 months.
[2]	As of March 31, 2023, the remaining severance liability of approximately $3.7 million is expected to be paid in the next 12 months.